S-K 1603(b) Conflicts of Interest	Oct. 01, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Investors should be aware of the following potential conflicts of interest:

●	None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

●	In the course of their other business activities, our Sponsor, officers and directors may become aware of business combination opportunities that may be appropriate for presentation to us as well as other entities with which they are affiliated. Subject to their fiduciary duties and any existing contractual or fiduciary obligations, such opportunities may be presented to us for consideration as potential initial business combination opportunities.

●	Our director nominee, Kevin Dean Vassily, currently serves as an independent director of Denali Capital Acquisition Corp. (Nasdaq: DECA) and Aimfinity Investment Corp. I (Nasdaq: AIMA), each of which is a blank check company that has not completed an initial business combination. Mr. Vassily owes fiduciary or contractual obligations to each of those entities and, if he becomes aware of a business combination opportunity suitable for either of them, he may have a conflict of interest in determining to which entity that opportunity should be presented.
●	Each of the holders of the founder shares and private placement units has agreed that his, her or its founder shares and private placement shares, as applicable, will be subject to transfer restrictions and that he, she or it will not sell or transfer such shares until the applicable lock-up provisions no longer apply. Holders of founder shares and private placement shares have agreed to waive their redemption rights with respect to their founder shares and private placement shares, as applicable, (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the Combination Period and (iii) if we fail to complete a business combination within the Combination Period or if we liquidate prior to the expiration of the Combination Period. Pursuant to the letter agreement, our Sponsor, officers and directors have agreed to waive their redemption rights with respect to any public shares held by them in connection with the consummation of our initial business combination and in connection with any shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the Combination Period. However, our Sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to complete a business combination or liquidate within the Combination Period. To the extent holders of founder shares or private placement shares transfer any of these securities to certain permitted transferees, such permitted transferees will agree, as a condition to such transfer, to waive these same redemption rights. If we do not complete our initial business combination within the Combination Period, the portion of the proceeds of the sale of the private placement units placed into the trust account will be used to fund the redemption of our public shares. There will be no redemption rights or liquidating distributions with respect to our founder shares, private placement shares or private placement warrants, which may become worthless if we do not complete an initial business combination within the Combination Period. Except as described under “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units,” the founder shares, private placement units and their underlying securities will not be transferable, assignable or salable.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Members of our management team and our independent directors may directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

●	In the event our Sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. There is no cap on the aggregate amount of working capital loans that may be made to us. Up to $1,500,000 of such loans may be converted, at the lender’s option, at the time of and contingent upon the consummation of our initial business combination, into units at a price of $10.00 per unit, which units would be identical to the private placement units, including as to registration rights and the transfer restriction ending 30 days after the completion of our initial business combination.

●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our Sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

●	Our Sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our Sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Any potential conflicts of interest may be reviewed by our board of directors on a case-by-case basis.

●	Unless we complete our initial business combination, our executive officers, directors and Sponsor will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the trust account.

●	The founder shares, private placement shares and private placement warrants (and underlying securities) will be released from their respective lock-up restrictions only if a business combination is successfully completed, and the private placement warrants will expire worthless if a business combination is not consummated. The founder shares are subject to transfer restrictions until the earliest of (i) 180 days after the completion of our initial business combination, (ii) the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading-day period commencing at least 150 days after the completion of our initial business combination and (iii) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units and the securities underlying them are subject to transfer restrictions until 30 days after the completion of our initial business combination.